Intangible Assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Weighted average amortization period for the amortizable intangible assets	2 years 5 months	3 years 1 month